Common Shareholders' Equity (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gains (losses) on cash flow hedges, before tax	$ (50,740,113)	$ 214,519,767	$ (120,293,386)
Income tax relating to cash flow hedges of other comprehensive income	82,648	1,281,621	(1,182,375)
Gains (losses) on exchange differences on translation, net of tax	306,105	4,746,744	(4,379,170)
Income tax relating to remeasurements of defined benefit plans of other comprehensive income	(430,721)	(377,337)	360,233
Other comprehensive income, before tax	(52,050,432)	217,685,471	(123,218,184)
Income tax relating to components of other comprehensive income	348,073	(904,284)	822,142
Other comprehensive income	(51,702,359)	216,781,187	(122,396,042)
Equity Holder [Member]
IfrsStatementLineItems [Line Items]
Gains (losses) on cash flow hedges, before tax	306,105	4,746,744	(4,379,170)
Income tax relating to cash flow hedges of other comprehensive income	(82,648)	(1,281,621)	1,182,375
Gains (losses) on cash flow hedges, net of tax	223,457	3,465,123	(3,196,795)
Gains (losses) on exchange differences on translation, before tax	(50,740,113)	214,519,767	(120,293,386)
Income tax relating to exchange differences on translation of other comprehensive income
Gains (losses) on exchange differences on translation, net of tax	(50,740,113)	214,519,767	(120,293,386)
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	(1,616,424)	(1,581,040)	1,454,372
Income tax relating to remeasurements of defined benefit plans of other comprehensive income	430,721	377,337	(360,233)
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	(1,185,703)	(1,203,703)	1,094,139
Other comprehensive income, before tax	(52,050,432)	217,685,471	(123,218,184)
Income tax relating to components of other comprehensive income	348,073	(904,284)	822,142
Other comprehensive income	$ (51,702,359)	$ 216,781,187	$ (122,396,042)